BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

NOTE 4 - BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and, also, the exercise of judgment by the Company's Management, in the process of applying the accounting policy. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are disclosed in Note 5. The disclosure of the accounting practice is included the respective Explanatory Notes.

The financial statements were prepared based on the historical cost, except for certain financial instruments measured at their fair values. The historical cost is generally based on the fair value of the consideration paid on the date of the transactions and the fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an organized transaction between market participants on the measurement date , regardless of whether that price is directly observable or estimated using another valuation technique.

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).

4.2 - Functional and presentation currency of the financial statements

These financial statements are presented in Reais, which is Eletrobras' functional currency. The financial statements are presented in thousands of reais, rounded to the nearest number, unless otherwise stated.

4.3 - Adjustments to the prior year financial statements

4.3.1 - Change in accounting policy

On December 1, 2020 the CVM issued the Circular Letter CVM / SNC / SEP 04/2020 which relates specifically to the transmission activities in Brazil. The above mentioned Circular Letter does no conflict with IFRS 15 but provided further guidance in order to standardize the accounting treatment of transmission in Brazil due to its specific complexities related to the local regulatory environment and some diversity in policy. The main changes that affected the Company were related to the accounting model of the transmission assets related to the Existing Basic System Network (RBSE). Previously, the RBSE was classified as financial assets according to IFRS 9, and after the guidance provided by CVM the RBSE was changed to contract assets according to IFRS 15. Therefore the fair value adjustments related to such assets were no longer applied. It is important to mention that the tariff review of RBSE that was made for the first time in 2020 (see further details in Note 17) brought some new information that made more clearer the definition of the RBSE as a contractual asset (previously such assets were considered an indemnification) specially considering the additions of the asset, the mechanisms to recover and the related remuneration. Furthermore the Company reviewed in the remuneration rate of its other transmission assets, considering the new criteria established in the guidance issued by CVM. Previously such assets were remunerated based on the Brazilian bonds (NTN) considering that the Brazilian government owns the concession and based upon the new guidance the Company measured the assets in accordance with the implicit rate.

The related deferred tax effects on  such adjustments were also considered.

These adjustments were treated as a change in accounting policy and the retrospective adjustments were made to maintain the same comparative basis.

4.3.2 – Revison of actuarial reserves

The actuarial reservers and related impacts in comprehensive income for the years ended December 31, 2019 and 2018 have been revised to reflect an error related to the fact that some participants of one subsidiary were not included in the actuarial calculation whose benefits were calculated based on variable remuneration and indexed by the IGP-M. This revision did not affect the income statement and is being presented retrospectively in the group of comprehensive results, as items that will not be recycled to the result.

EQUITY
	12/31/2017	Adjustments		01/01/2018
Equity
Dividendo adicional proposto
Accumulated profits	2,525,081	(1,500,319)	(a)	1,024,762
Other equity items	42,339,377	—		42,339,377
Interest of controlling shareholders	44,864,458	(1,500,319)		43,364,139

Interest of non-controlling shareholders	415,743	(1,012)	(a)	414,731

Total Equity	45,280,201	(1,501,331)		43,778,870

a) Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. The adjustments related to the accumulated profits of the opening balance are related to a remeasurement of transmission assets in the negative amount of R$ 1,868,075, remeasurement of contract assets in investees companies in the amount of R$ 27,869 and its effect on deferred taxes in the amount of R$ 249,182.

ASSETS	12/31/2018	Adjustments		Reclassification		12/31/2018

Current
Contractual transmission assets	1,302,959	(677,738)	(a)	6,813,292	(b)	7,438,513
Financial assets - Concessions and Itaipu	6,013,891	—		(6,013,891)	(b)(c)	—
Other Current Assets	39,528,563	—		—		39,528,563
	46,845,413	(677,738)		799,401		46,967,076
Non-current
Deferred income tax and social contribution	553,409	324,751	(a)	—		878,160

Contractual transmission assets	13,268,837	110,213	(a)	29,464,258	(b)	42,843,308
Financial assets - Concessions and Itaipu	34,100,453	—		(29,464,258)	(b)	4,636,195
Other non-current assets	25,438,706	—		—		25,438,706
	73,361,405	434,964		—		73,796,369
Investments
Accounted for-by the equity method	26,536,198	(56,740)	(a)	—		26,479,458

Other Assets	34,467,192	—		—		34,467,192

Total Assets	181,210,208	(299,514)		799,401		181,710,095

LIABILITIES AND SHAREHOLDERS EQUITY	12/31/2018	Adjustments		Reclassification		12/31/2018

Current
Financial liabilities - Concessions and Itaipu	—	—		799,401	(c)	799,401
Other Current Liabilities	36,523,971	—		—		36,523,971
	36,523,971	—		799,401		37,323,372
Non-current
Post-employment benefit	2,894,949	84,418	(d)	—		2,979,367
Deferred income tax and social contribution	8,315,386	(54,885)	(a)(d)	—		8,260,501
Other non-current liabilities	77,466,954	—		—		77,466,954
	88,677,289	29,533		—		88,706,822
Equity
Accumulated profits	—	(296,156)	(a)	—		(296,156)
Other accumulated comprehensive loss	(5,517,424)	(71,244)	(d)	—		(5,588,668)
Other equity items	61,060,330	—		—		61,060,330
Interest of controlling shareholders	55,542,906	(367,400)		—		55,175,506

Interest of non-controlling shareholders	466,042	38,353	(a)	—		504,395

Total Equity	56,008,948	(329,047)		—		55,679,901

Total of Liabilities and Equity	181,210,208	(299,514)		799,401		181,710,095

a)

Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. For more details, see note 17;

b)

Existing Basic System Network (RBSE) - Refers to the adjustment of the classification and measurement of its transmission assets - of the RBSE by fair value, until then classified as from financial assets and after adjustments the amount was reclassified and remeasured. For more details, see note 17;to contractual assets.;

c)

Itaipu's Financial Assets - Refers to the reclassification of the Financial Liabilities of Itaipu, previously presented net with other financial assets of the Company, however, when reflecting the reclassification of the transmission assets from RBSE to contractual assets, the current assets and liabilities of Itaipu presented a negative net balance which we reclassified to Financial Liabilities, due to their nature; and

d)	Revision of the actuarial reservers.

STATEMENT OF INCOME FOR THE YEAR		12/31/2018		Adjustments			12/31/2018
Net operating revenue		25,772,305		442,548	(i)		26,214,853
Operating profit before financial result		15,920,299		442,548			16,362,847
Financial result		(1,374,631)		927,163	(ii)		(447,468)
Profit before results of equity, investments, taxes and social contributions		14,545,668		1,369,711			15,915,379
Results of equity method investments		1,384,850		(80,827)	(iii)		1,304,023
Profit before taxes and social contributions		15,930,518		1,288,884			17,219,402
Deferred income tax and social contribution		657,860		(79,216)	(iv)		578,644
Net income for year of continuing operations		13,446,800		1,209,668			14,656,468
Net income for the year		13,347,577		1,209,668			14,557,245
Amount attributed to owners of the company		13,262,378		1,204,161			14,466,539
Amount attributed to non-controlling Interests		85,199		5,506			90,705
Earning per share
Profit basic per share (ON)	R$	9.62	R$	1.08		R$	10.70
Profit basic per share (PN)	R$	10.58	R$	0.13		R$	10.71
Profit diluted per share (ON)	R$	9.52	R$	0.88		R$	10.40
Profit diluted per share (PN)	R$	10.48	R$	0.96		R$	11.44
Continued Operation
Profit basic per share (ON)	R$	9.60	R$	1.09		R$	10.69
Profit basic per share (PN)	R$	10.56	R$	0.13		R$	10.69
Profit diluted per share (ON)	R$	9.51	R$	0.87		R$	10.38
Profit diluted per share (PN)	R$	10.46	R$	0.96		R$	11.42

(i)Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 442,458;

(ii)The effect on net financial income, in the amount of R$ 927,163, is due to the derecognition of the fair value of RBSE's transmission asset, which previously recognized as a financial asset valued at fair value;

(iii)The reduction in the amount of R$ 80,827 relates to the remeasurement of the transmission assets of the invested Companies; and

(iv)With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 79,216.

STATEMENT OF COMPREHENSIVE INCOME	12/31/2018	Adjustments		12/31/2018
Net income for the year	13,347,577	1,209,668	(v)	14,557,245
Other components of the comprehensive income Actuarial gains or losses	19,105	(71,544)	(vi)	(52,439)
Other components of the comprehensive income in the year	(1,359,117)	—		(1,359,117)

Total comprehensive income for the year	12,007,565	1,138,124		13,145,689

Portion attributed to controlling shareholders	11,922,366	1,134,152		13,056,518
Non-controlling portion	85,199	3,972		89,171

	12,007,565	1,138,124		13,145,689

(v)The increase in net income for the year is the result of the different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, as detailed above, and including the effects of derecognition of fair value, adjustments of transmission assets of investees and their impact on deferred taxes; and

(vi)Revision of the actuarial reservers.

ASSETS	12/31/2019	Adjustments		Reclassification		12/31/2019

Current
Contractual transmission assets	1,116,009	1,471,897	(a)	5,224,850	(b)	7,812,756
Financial assets - Concessions and Itaipu	5,927,964	—		(5,927,964)	(b)(c)	—
Other current assets	33,674,490	—		—		33,674,490
	40,718,463	1,471,897		(703,114)		41,487,246
Non-current
Deferred income tax and social contribution	463,451	184,452	(a)	—		647,903
Contractual transmission assets	13,744,276	302,198	(a)	27,649,993	(b)	41,696,467
Financial assets - Concessions and Itaipu	31,633,512	—		(27,649,993)	(b)	3,983,519
Other non-current assets	27,823,179	—		—		27,823,179
	73,664,418	486,650		—		74,151,068
Investments
Accounted for-by the equity method	27,055,929	(99,665)	(a)	—		26,956,264

Other Assets	36,027,905	—		—		36,027,905

Total Assets	177,466,715	1,858,882		(703,114)		178,622,483

LIABILITIES AND SHAREHOLDERS EQUITY	12/31/2019	Adjustments		Reclassification		12/31/2019

Current
Financial liabilities - Concessions and Itaipu	—	—		703,114	(c)	703,114
Other current Liabilities	25,638,057	—		—		25,638,057
	25,638,057	—		703,114		26,341,171
Non-current
Post-employment benefit	4,353,406	472,682	(d)	—		4,826,088
Deferred income tax and social contribution	3,978,754	214,853	(a)(d)	—		4,193,607
Other non-current liabilities	72,102,352	—		—		72,102,352
	80,434,512	687,535		—		81,122,047
Equity
Accumulated profits	—	201,752	(a)	—		201,752
Other accumulated comprehensive loss	(5,904,821)	(406,509)	(d)	—		(6,311,330)
Other Equity Items	76,811,622	—		—		76,811,622
Interest of controlling shareholders	70,906,801	(204,757)		—		70,702,044

Interest of non-controlling shareholders	487,345	(30,124)	(a)	—		457,221

Total Equity	71,394,146	(234,881)		—		71,159,265

Total of Liabilities and Equity	177,466,715	452,654		703,114		178,622,483

a)

Contractual Assets - Refers to the remeasurement of transmission assets considering the new assumptions (use of the implicit rate) established in the guidance issued by the CVM. For more details, see note 17;

b)

Existing Basic System Network (RBSE) - Refers to the adjustment of the classification and measurement of its transmission assets – of the RBSE by fair value, until then classified as from financial assets and after adjustments the amount was reclassified and remeasured. For more details, see note 17;

c)

Itaipu's Financial Assets - Refers to the reclassification of the Financial Liabilities of Itaipu, previously presented net with other financial assets of the Company, however, when reflecting the reclassification of the transmission assets from RBSE to contractual assets, the current assets and liabilities of Itaipu presented a negative net balance o which we reclassified to Financial Liabilities, due to their nature; and

d)	Revision of the actuarial reservers.

STATEMENT OF INCOME FOR THE YEAR	12/31/2019	Adjustments		12/31/2019

Net operating revenue	27,725,527	1,316,602	(i)	29,042,129
Operating profit before financial result	7,284,184	1,316,602		8,600,786

Financial result	(2,081,026)	(367,760)	(ii)	(2,448,786)
Profit before results of equity, investments, taxes and social contributions	5,203,158	948,842		6,152,000

Results of equity method investments	1,140,733	(99,662)	(iii)	1,041,071

Profit before taxes and social contributions	6,368,606	849,180		7,217,786

Deferred income tax and social contribution	3,755,237	(459,603)	(iv)	3,295,634

Net income for year of continuing operations	7,458,868	389,577		7,848,445

Net income for the year	10,743,843	389,577		11,133,420

Amount attributed to owners of the company	10,697,124	497,912		11,195,036
Amount attributed to non-controlling interests	46,719	(108,335)		(61,617)

Earnings per share

Profit basic per share (ON)	R$7.76	R$0.36		R$8.12
Profit basic per share (PN)	R$8.53	R$0.40		R$8.93
Profit diluted per share (ON)	R$6.65	R$0.31		R$6.96
Profit diluted per share (PN)	R$7.31	R$0.34		R$7.65

Continued Operation
Profit basic per share (ON)	R$5.37	R$0.36		R$5.73
Profit basic per share (PN)	R$5.91	R$0.40		R$6.31
Profit diluted per share (ON)	R$4.61	R$0.31		R$4.92
Profit diluted per share (PN)	R$5.07	R$0.34		R$5.40

(i)Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 1,316,602;

(ii)The effect on net financial income, in the amount of R$ 367,760, is due to the derecognition of the fair value of RBSE's transmission asset, which previously recognized as a financial asset valued at fair value;

(iii)The reduction in the amount of R$ 99,662 relates to the remeasurement of the transmission assets of the invested Companies; and

(iv)With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 459,603.

STATEMENT OF COMPREHENSIVE INCOME	12/31/2019	Adjustments		12/31/2019

Net income for the year	10,743,843	389,577	(v)	11,133,420

Other components of comprehensive income	395,519	—		395,519

Actuarial gains or losses	(1,688,837)	(386,633)	(vi)	(2,075,470)
Deferred Income tax/social Contribution on net income	913,469	51,368	(vi)	964,837
	(379,849)	(335,265)		(715,114)
Items that may be reclassified to profit or loss	(7,548)	—		(7,548)

Other components of the comprehensive income in the year	(387,397)	(335,265)		(722,662)

Total comprehensive income for the year	10,356,446	54,312		10,410,758

Portion attributed to controlling shareholders	10,309,727	162,647		10,472,374
Non-controlling portion	46,719	(108,335)		(61,616)

	10,356,446	54,312		10,410,758

(v)The increase in net income for the year is the result of the different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, as detailed above, and including the effects of derecognition of fair value, adjustments of transmission assets of investees and their impact on deferred taxes; and

(vi)Revision of the actuarial reservers.

4.3.3 - Revision of comparative balances in 2019.

In addition, the 2018 income statement was adjusted to reflect an error from continued to discontinued operations in the amount R$1.2 billion and reclassified the fair value of the RBSE in the amounted R$ 797 million. This error was corrected in the 2019 Financial Statements.

		12/31/2018					12/31/2018
		(Originally reported)		Adjustments		(Previously reported)			Adjustments			12/31/2018
Net Operating Revenue		24,975,747		796,558	(b)		25,772,305		442,548	(c)		26,214,853
Operational Expenses		(11,039,284)		1,187,278	(a)		(9,852,006)		—			(9,852,006)
Operating profit before Financial Income		13,936,463		1,983,836			15,920,299		442,548			16,362,847
Financial Result		(578,073)		(796,558)	(b)		(1,374,631)		927,163	(d)		(447,468)
Results of equity method investments		1,384,850		—			1,384,850		(80,827)	(e)		1,304,023
Profit before Tax and Social Contribution		14,743,240		1,187,278			15,930,518		1,288,884			17,219,402

Deferred income tax and social contribution		657,860		—			657,860		(79,216)	(f)		578,644

Net profit from continuing operations		12,259,522		1,187,278			13,446,800		1,209,668			14,656,468

Profit (loss) from discontinued operations		1,088,055		(1,187,278)	(a)		(99,223)		—			(99,223)

Net Income of the Year		13,347,577		—			13,347,577		1,209,668			14,557,245

Amount attributed to owners of the company		13,262,378		1,204,161			13,262,378		1,204,161			14,466,539
Amount attributed to non-controlling Interests		85,199		5,506			85,199		5,506			90,705

Earning per share

Profit basic per share (ON)	R$	9.62	R$	0.00		R$	9.62	R$	1.08		R$	10.70
Profit basic per share (PN)	R$	10.58	R$	0.00		R$	10.58	R$	0.13		R$	10.71
Profit diluted per share (ON)	R$	9.49	R$	0.03		R$	9.52	R$	9.52		R$	10.40
Profit diluted per share (PN)	R$	10.48	R$	0.00		R$	10.48	R$	0.96		R$	11.44

Continued Operation

Profit basic per share (ON)	R$	8.74	R$	0.86		R$	9.60	R$	1.09		R$	10.69
Profit basic per share (PN)	R$	9.62	R$	0.94		R$	10.56	R$	0.13		R$	10.69
Profit diluted per share (ON)	R$	8.63	R$	0.88		R$	9.51	R$	0.87		R$	10.38
Profit diluted per share (PN)	R$	9.49	R$	0.97		R$	10.46	R$	0.96		R$	11.42

(a)

This reclassification refers to the Fuel Consumption Account (CCC) provision arising from inspections of revious years of the distribution companies, which were classified as assets held for sale. These amounts were recognized in the Income Statement in 2018 as part of the continued operations. In accordance with FRS 5, as a result of the sale of these assets, we reclassified these provision amounts separately in the income statement as discontinued operations.

(b)

For presentation purposes, the Company reclassified the fair value of the RBSE to financial result, while the amortized cost update portion of the RBSE asset remains in operating revenue. The update portion, classified as operating revenue, is consistent with the Company's business model, to receive cash flows from this asset until maturity and represents the return on invested capital, as compared with investments related to management of cash flow from the transmission assets.

(c)

Different assumptions (use of the implicit rate) were used for the adjustments for the remeasurement of the assets in their review, for further details see note 17, which generated an increase in net operating revenue in the amount of R$ 442,458;

(d)

The effect on net financial income, in the amount of R$ 927,163, is due to the derecognition of the fair value of RBSE’s transmission asset, which previously recognized as a financial asset valued at fair value;

(e)	The reduction in the amount of R$ 80,827 relates to the remeasurement of the transmission assets of the invested Companies; and
(f)

With the effects of the remeasurements, the Subsidiaries recalculated their deferred taxes, with the particularities of rates corresponding to each Subsidiary, generating a reduction in the amount of R$ 79,216.

4.4 - Principal accounting policies

The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These policies have been applied consistently in all the years presented, with the exception of the implementation of the new standards, interpretation and guidelines listed below.

4.4.1. - Adoption of new standards and interpretations

The Company did not identify any impacts regarding the application of the changes and new interpretations to the IFRSs issued by the IASB, which are disclosed below:

(a)Definition of a business (amendment to IFRS 3 - Business combination):

The most relevant changes were: 1) a "business" must include relevant inputs and processes that contribute to the creation of outputs; 2) a fee was made available that assists in the analysis of a company that has acquired a group of assets and not a business; and 3) the definition of outputs will now focus on the ability to generate returns through services provided to customers.

(b)Definition of materiality (changes to IAS 1 and IAS 8):

This amendment clarifies the definition of “material” and aligns the definition used in the Conceptual Framework and the standards themselves. The changes align the wording of the definition in all IFRS standards and other publications, include some support requirements of IAS 1 in the definition to give it more prominence and make clear the explanation that accompanies the definition of material.

(c)Impact of the initial adoption of the changes in the Reference Interest Rate Reform - (IFRS 7 and IFRS 9):

This amendment to the standard includes temporary exceptions to current hedge accounting requirements to neutralize the effects of uncertainties caused by the reform of the benchmark interest rate (LIBOR). This change did not have a material impact on the consolidated financial statements.

(d)Impact of the initial application of the Amendment to IFRS 16 - Rental Concessions Related to COVID-19:

The amendment includes requirements with the objective of making it easier for lessees to account for possible concessions and discounts obtained in lease agreements as a result of COVID-19, such as forgiveness, suspension or even temporary reductions in payments. This change did not impact the company's financial statements.

4.4.2. - New standards and interpretations not yet in force

As of January 1, 2021, the following pronouncements will be in effect, which the Company has not carried out early adoption and is following the discussions. To date, the Company does not expect significant impacts when adopting these standards.

Revised Standards	Change	Applicable from
IFRS 9, IAS 39, IFRS 7, IFRS 4, IFRS 16	Addition of new disclosure requirements on the effects brought about by the reform of the benchmark interest rate (LIBOR).	01/01/2021
IAS 37

Specifying what costs a company should include when assessing whether a contract is costly. The costs directly related to the fulfillment of the contract must be considered in the cash flow assumptions.

01/01/2022
IAS 16	Allow revenue and cost recognition of amounts related to the sale of items produced during the asset's testing phase.	01/01/2022

4.5 - Basis of consolidation and investments in subsidiaries, joint ventures and associates

For the consolidated financial statements, the subsidiaries are fully consolidated from the date on which control is held by the Company and consolidation is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

Control is determined when the entity is exposed or is entitled to variable returns arising from its involvement with another entity and has the ability to interfere in those returns due to the power it exercises.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company's subsidiaries are eliminated in full in the consolidated financial statements.

	31/12/2020		31/12/2019
	Participation		Participation
	Direct	Indiret	Direct	Indiret
Subsidiaries
Eletronuclear	99.95%	—	99.91%	—
CGT Eletrosul (a)	99.89%	—	99.99%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.48%	—
Eletropar	83.71%	—	83.71%	—
Chuí IX (b)	—	—	99.99%	—
Hermenegildo I (b)	—	—	99.99%	—
Hermenegildo II (b)	—	—	99.99%	—
Hermenegildo III (b)	—	—	99.99%	—
Santa Vitoria do Palmar (b)	—	—	78.00%	—
Eletrosul (a)	—	—	99.88%	—
Brasil Ventos Energia	—	99.56%	—	99.56%
Transenergia Goiás	—	99.44%	—	99.44%
Amazonas GT (c)	—	99.48%	100.00%	—
Livramento Holding	—	78.00%	—	78.00%
Transmissora Delmiro Gouveia (TDG) (d)	—	—	—	100.00%
Geribatu I	—	—	—	100.00%
Geribatu II	—	—	—	100.00%
Geribatu III	—	—	—	100.00%
Geribatu IV	—	—	—	100.00%
Geribatu V	—	—	—	100.00%
Geribatu VI	—	—	—	100.00%
Geribatu VII	—	—	—	100.00%
Geribatu VIII	—	—	—	100.00%
Geribatu IX	—	—	—	100.00%
Geribatu X	—	—	—	100.00%
Transmissora Sul Brasileira de Energia (TSBE) (e)	—	—	—	99.88%
Chuí Holding (b)	—	—	—	78.00%

Complexo Eólico Pindaí I
Angical 2 Energia	—	99.96%	—	99.96%
Caititu 2 Energia	—	99.96%	—	99.96%
Caititu 3 Energia	—	99.96%	—	99.96%
Carcará Energia	—	99.96%	—	99.96%
Corrupião 3 Energia	—	99.96%	—	99.96%
Teiú 2 Energia	—	99.95%	—	99.95%
Acauã Energia	—	99.93%	—	99.93%
Arapapá Energia	—	99.90%	—	99.90%

Complexo Eólico Pindaí II
Coqueirinho 2 Energia	—	99.98%	—	99.98%
Papagaio Energia	—	99.96%	—	99.96%

Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia	—	83.01%	—	83.01%

Joint operations (consortiums)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%

(a)In January 2020, Eletrosul was merged into CGTEE. The resulting company was renamed CGT Eletrosul - Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil;

(b)In November 2020, the transfer of all the shares held by Eletrobras was completed, see note 44.4;

(c)In March 2020, the shares of Amazonas GT were transferred to Eletronorte, through the settlement of accounts receivable and payable between related parties, thus making Amazonas GT an indirect subsidiary of Eletrobras;

(d)In May 2020, TDG was incorporated by Chesf; and

(e)In December 2020, TSBE was merged into CGT Eletrosul.

The subsidiary CGT Eletrosul has a joint operation, resulting from a 49% interest in the Cruzeiro do Sul Consortium, which operates the HPP Governador Jayme Canet Junior, in Telêmaco Borba / Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to a  proportional  participation in the revenues and assumes a proportional share of the expenses of the joint operation.

(b) Investments in associates

Associates are all entities over which the Company has significant influence, and which is not a subsidiary or jointly controlled company.

(c) Jointly-owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract, and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.